Share-based compensation (Details)	12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended						0 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Aug. 19, 2010 Service-based share options CNY employee	Mar. 02, 2009 Service-based share options CNY employee	Jul. 31, 2012 Service-based share options CNY employee	Dec. 31, 2012 Service-based share options USD ($)	Dec. 31, 2012 Service-based share options CNY	Dec. 31, 2011 Service-based share options USD ($)	Dec. 31, 2011 Service-based share options CNY	Dec. 31, 2010 Service-based share options USD ($)	Dec. 31, 2010 Service-based share options CNY	Aug. 19, 2010 Service-based share options Minimum	Mar. 02, 2009 Service-based share options Minimum	Aug. 19, 2010 Service-based share options Maximum	Mar. 02, 2009 Service-based share options Maximum	Nov. 14, 2009 Pre-IPO Share Incentive Plan Class B ordinary share	Feb. 28, 2009 Pre-IPO Share Incentive Plan Class B ordinary share	Jun. 19, 2007 Pre-IPO Share Incentive Plan Class B ordinary share	Aug. 14, 2010 2010 Share Incentive Plan Class B ordinary share
Summary of share options activities
Shares authorized																	44,645,000		32,145,000	30,000,000
Additional shares authorized																		10,000,000
Expiration period after termination of service other than disability or death																	3 months
Expiration period after termination of service due to disability or death																	1 year
Vesting period							4 years	4 years
Share-based compensation expenses	71,144,592	104,736,527	96,785,403					60,985,488		80,939,792		66,217,308
Unamortized compensation costs related to unvested awards not yet recognized								99,615,334
Unamortized compensation costs related to unvested awards not yet recognized, weighted average period to be recognized							2 years 29 days	2 years 29 days
Tax benefit realized from tax deductions associated with the Group's US employees' service-based option exercises								441,619		102,940		1,184,528
Compensation Expenses Capitalized										561,729		1,413,056
Recognized modification charge for the incremental compensation cost				13,552,762	3,863,060	519,346
Number of employees affected by the modification				1,989	16	11
Remaining vesting period for modified awards													3 years	2 years	4 years	4 years
Summary of share-based option activities
Outstanding, beginning of period (in shares)							21,551,580	21,551,580
Granted (in shares)							4,615,000	4,615,000	6,075,650	6,075,650	6,569,700	6,569,700
Exercised (in shares)							(8,696,370)	(8,696,370)
Forfeited or Cancelled (in shares)							(1,599,210)	(1,599,210)
Outstanding, end of period (in shares)							15,871,000	15,871,000	21,551,580	21,551,580
Vested and expected to vest at the end of period (in shares)							14,837,823	14,837,823
Exercisable at the end of period (in shares)							3,380,355	3,380,355
Weighted-Average Exercise Price
Outstanding, beginning of period (in dollars per share)							$ 2.63
Outstanding, end of period (in dollars per share)							$ 3.48		$ 2.63
Vested and expected to vest (in dollars per share)							$ 3.50
Exercisable (in dollars per share)							$ 3.19
Share-based options, additional disclosure
Outstanding							3 years 1 month 13 days	3 years 1 month 13 days	2 years 3 months 14 days	2 years 3 months 14 days
Weighted Average Remaining Contractual Term, Vested and expected to vest							3 years 1 month 10 days	3 years 1 month 10 days
Weighted Average Remaining Contractual Term, Exercisable							1 year 11 months 19 days	1 year 11 months 19 days
Aggregate Intrinsic Value Outstanding (in dollars)							2,295,193		16,124,205
Aggregate Intrinsic Value, Vested and expected to vest (in dollars)							2,247,413
Aggregate Intrinsic Value, Exercisable (in dollars)							1,697,942
Expired (in shares)							0	0	0	0	0	0
Weighted-average grant date fair value of options granted							$ 0.76	4.80	$ 1.88	12.13	$ 3.79	25.67
Total intrinsic value of options exercised								133,116,835		21,207,817		58,397,921